CONCENTRATION OF RISKS (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investments	$ 507,079
Internet Content Provision ("ICP") and Advertising Businesses [Member] | Maximum [Member]
Concentration Risk [Line Items]
Maximum percentage of ownership amount that foreign investors are allowed to own equity interest	50.00%
Financial Institution [Member] | CHINA
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investment held percentage	95.50%
Financial Institution [Member] | International [Member]
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investment held percentage	4.50%